Business segment information - Schedule of certain information regarding the bank's operations by segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Reporting Segment [Line Items]
Interest income	$ 768,464	$ 785,032	$ 679,260
Interest expense	(497,282)	(525,821)	(446,077)
Inter-segment net interest income	0	0	0
Net interest income	271,182	259,211	233,183
Other income (expense), net	68,388	44,425	32,936
Total revenues	339,570	303,636	266,119
Impairment losses on financial instruments	22,119	17,299	27,463
Operating expenses	(90,569)	(80,464)	(72,498)
Profit for the year	226,882	205,873	166,158
Assets	12,786,393	11,858,673	10,743,792
Total liabilities	11,107,646	10,521,464	9,539,968
Reportable segments
Disclosure of Reporting Segment [Line Items]
Profit for the year	226,882	205,873	166,158
Assets	12,757,809	11,841,622	10,729,764
Total liabilities	11,056,283	10,476,033	9,486,234
Commercial
Disclosure of Reporting Segment [Line Items]
Interest income	632,020	641,677	566,212
Interest expense	(571)	(496)	(467)
Inter-segment net interest income	(388,997)	(410,222)	(361,997)
Net interest income	242,452	230,959	203,748
Other income (expense), net	62,767	45,436	33,792
Total revenues	305,219	276,395	237,540
Impairment losses on financial instruments	22,251	17,930	26,785
Operating expenses	(71,377)	(63,983)	(57,324)
Commercial | Reportable segments
Disclosure of Reporting Segment [Line Items]
Profit for the year	211,591	194,482	153,431
Assets	9,327,239	8,649,283	7,498,230
Total liabilities	188,470	265,826	279,853
Treasury
Disclosure of Reporting Segment [Line Items]
Interest income	136,444	143,355	113,048
Interest expense	(496,711)	(525,325)	(445,610)
Inter-segment net interest income	388,997	410,222	361,997
Net interest income	28,730	28,252	29,435
Other income (expense), net	5,621	(1,011)	(856)
Total revenues	34,351	27,241	28,579
Impairment losses on financial instruments	(132)	(631)	678
Operating expenses	(19,192)	(16,481)	(15,174)
Treasury | Reportable segments
Disclosure of Reporting Segment [Line Items]
Profit for the year	15,291	11,391	12,727
Assets	3,430,570	3,192,339	3,231,534
Total liabilities	$ 10,867,813	$ 10,210,207	$ 9,206,381